SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 2 (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Shares Excluded From Potential Dilutive Shares	1,968,062	949,351	641,751
Out Of The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	0
In The Money Stock Options [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	0
Restricted Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	0
Restricted Stock Units
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	722	4,087	0